Share capital and warrants - Maturity dates and exercise terms of the warrants outstanding (Details)	Dec. 31, 2023 $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Mar. 16, 2023 $ / shares	Mar. 02, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of Warrants	26,958,699						24,046,640	4,929,791
Exercise Price | (per share)	$ 12.93	$ 10.70		$ 18.00			$ 17.86	$ 30.00
Number of warrants to purchase common stock		1	1
2022 Brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	7,752,916
Exercise Price | $ / shares	$ 14.75		$ 14.75		$ 22.80
Number of warrants to purchase common stock	1
2022 Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of Warrants	11,363,933
Exercise Price | (per share)	$ 10.70	$ 10.70		$ 18.00
Number of warrants to purchase common stock	1
2023 Bought Deal Financing
Disclosure of classes of share capital [line items]
Number of Warrants	7,841,850
Exercise Price | $ / shares	$ 8.55					$ 8.55
Number of warrants to purchase common stock	1					1